Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 (the “Annual Report”).

Basis of Presentation

The unaudited condensed financial statements include the accounts of the Company and have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto in the Annual Report.

Unaudited Financial Information

In the opinion of management, the information furnished reflects certain adjustments, all which are of a normal and recurring nature and are necessary for a fair presentation of the Company’s financial position as of the reported balance sheet date and of the Company’s results for the reported interim periods. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The results of operations for interim periods are not necessarily indicative of results to be expected for the full year or any other interim period.

Liquidity and Going Concern

The Company has incurred net losses and negative cash flows from operations since its inception and has an accumulated deficit of $461 million as of June 30, 2026. Under the Company’s current plan, management believes its cash and cash equivalents and marketable securities of $20.1 million as of June 30, 2026 will be sufficient to fund the Company’s operations into the fourth quarter of 2026. However, the Company will need to obtain additional funding to sustain operations as it expects to continue to generate operating losses for the foreseeable future. The Company’s expectation to generate negative operating cash flows in the future and the need for additional funding to support its planned operations raise substantial doubt regarding the Company’s ability to continue as a going concern. Management’s plans to alleviate the conditions that raise substantial doubt include completing the proposed merger with Avere Therapeutics, implementing restructuring activities designed to reduce operating expenditures, and pursuing partnership, licensing, sale and other opportunities to advance or monetize its legacy assets. While these plans are intended to improve the Company’s liquidity position, the completion of the proposed merger and the concurrent private placement remains subject to stockholder approval and other closing conditions outside of the Company’s control, and the Company’s ability to monetize its legacy assets is uncertain. Accordingly, these plans are not considered probable of being effectively implemented and mitigating the substantial doubt within one year after the date the financial statements are issued. Accordingly, management has concluded that substantial doubt exists about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

The Company’s future operations are highly dependent on the closing of the Merger and there can be no assurances that the Merger will be successfully consummated. If the Merger is not consummated, the Company believes that its cash and cash equivalents as of June 30, 2026 would be adequate to fund its operating expenses into the fourth quarter of 2026. However, in order to continue development of its programs, the Company would need to secure substantial additional funding in the future, from one or more equity or debt financings, collaborations, or other sources. Additional funding may not be available to the Company on acceptable terms, or at all. The Company’s Board of Directors may also decide to pursue a dissolution and liquidation in lieu of continuing program development in the event the Merger is not consummated.

The Company intends to execute its strategic plan, including completing the proposed merger transaction, restructuring its activities, managing its legacy assets and obligations and seeking to monetize its legacy programs and intellectual property.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the condensed financial statements, and the reported amounts of revenues and expenses during the reporting periods. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board. All other ASUs issued subsequent to the filing of the Company’s Annual Report were assessed and determined to be either inapplicable or not expected to have a material impact on the Company’s financial position or results of operations.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements include the accounts of the Company. The Company’s financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Liquidity and Going Concern

The Company has incurred net losses and negative cash flows from operations since its inception, has an accumulated deficit of $436.0 million as of December 31, 2025 and anticipates continuing to incur net losses for the foreseeable future. Under the Company’s current plan, management believes its cash and cash equivalents and marketable securities of $41.8 million as of December 31, 2025 will not be sufficient to fund the Company’s operations for a period of one year after the issuance of these audited financial statements.

As a result, the Company will be required to raise additional capital by partnering, selling equity, or other means and has implemented cost-reduction measures. There can be no assurance as to whether partnering efforts will be successful or whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development or future commercialization efforts or grant rights to develop and market product candidates that the Company would otherwise plan to develop and market itself.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

The Company intends to raise additional capital to continue the advancement of its programs. In the near term, the Company’s primary uses of cash will be to fund the completion of key milestones for clinical programs and to fund its operations, including research and development activities and employee salaries. This includes significant costs relating to clinical trials of the Company’s product candidates. The Company’s planned uses of cash in the long term will be similar as the Company advances its research and development activities and pays employee salaries. Most pharmaceutical products require larger clinical trials as development progresses, and the Company expects its funding requirements to grow with the advancement of its programs. The Company’s long-term funding requirements will depend on many factors, which are uncertain but include its portfolio prioritization decisions and the success of its collaborations. In turn, the Company’s ability to raise additional capital through equity or partnering, or other avenues, will depend on the general economic environment in which it operates and its ability to achieve key milestones.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period presented. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in checking, sweep account and money market accounts. Cash equivalents are stated at amortized cost, plus accrued interest, which approximates fair value.

Marketable Securities

Marketable securities primarily consist of government debt securities, corporate bonds and agency bonds. These marketable securities are classified as available-for-sale, and as such, are carried at fair value as determined by prices for identical or similar securities at the balance sheet date. Marketable securities consist of Level 2 financial instruments in the fair-value hierarchy. The Company’s policy is to classify all investments with contractual maturities within one year as current. At each reporting date, the Company evaluates the classification of its investments with maturities beyond one year based on the nature of the investment securities and whether the investments are considered available for use in current operations. Investment income is recognized when earned and reported net of investment expenses. Unrealized holding gains and losses are reported within accumulated other comprehensive income (loss) as a separate component of stockholders’ equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and interest on securities are included in other income, net, on the Company’s statements of operations.

At each balance sheet date, the Company assesses available-for-sale securities in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. If a decline in the fair value of a marketable security below the Company’s cost basis is determined to be other-than-temporary, such marketable security is written down to its estimated fair value as a new cost basis and the amount of the write-down is included in earnings as an impairment charge. The Company considers factors including the significance of the decline in value compared to the cost basis, underlying factors contributing to a decline in the prices of securities in a single asset class, the length of time the market value of the security has been less than its cost basis, the security’s relative performance versus its peers, sector or asset class, expected market volatility and the market and economy in general. The Company also evaluates whether it is more likely than not that it will be required to sell a security prior to recovery of its fair value. The cost of securities sold is based on the specific identification method.

Concentration of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash and cash equivalents. The Company maintains its cash and cash equivalents at two accredited financial institutions that are federally insured. While balances deposited often exceed federally insured limits, the Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. The Company’s investment policy limits investments to certain types of debt securities issued by the U.S. government, its agencies and institutions and corporate bonds with investment-grade credit ratings and places restrictions on maturities and concentration by type and issuer. The counterparties are various corporations, financial institutions and government agencies of high credit standing.

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurement (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier value hierarchy that distinguishes between the following:

Level 1—Quoted market prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.

Level 3—Unobservable inputs developed using estimates of assumptions developed by the Company, which reflect those that a market participant would use. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Property and Equipment, Net

Property and equipment are valued at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life or term of the lease. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is recorded to general and administrative expenses in the accompanying statement of operations and comprehensive loss. Routine expenditures for maintenance and repairs are expensed as incurred.

Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computers and peripherals	3 years
Equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

The Company reviews long-lived assets, which primarily consist of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be fully recoverable based on the criteria for accounting for the impairment or disposal of long-lived assets under ASC Topic 360, Property, Plant and Equipment. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, the Company evaluates recoverability by comparing the carrying amount of the assets group to future undiscounted net cash flows expected to be generated by the assets group. Assets are grouped at the lowest level for which there is identifiable cash flows that are largely independent of the cash flows generated by other asset groups. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, an impairment loss is recognized for the difference between the fair value and carrying value of assets within the group. Fair value is generally determined by estimates of discounted cash flows. The discount rate used in any estimate of discounted cash flows would be the rate required for a similar investment of like risk. An impairment loss of $1.2 million (Note 14) on certain equipment and leasehold improvements was recognized during the year ended December 31, 2024. No impairment loss was recognized during the year ended December 31, 2025.

Leases

The Company determines if an arrangement is a lease or implicitly contains a lease at inception based on the lease definition and also determines if the lease is classified as an operating lease or finance lease, each in accordance with ASU No. 2016-02, Leases (Topic 842). Operating leases are included in operating lease right-of-use (ROU) assets and operating lease liabilities in its balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date or the adoption date for existing leases based on the present value of lease payments over the lease term using an estimated discount rate. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date or the adoption date in determining the present value of lease payments over a similar term. In determining the estimated incremental borrowing rate, the Company considered a rate obtained from its primary banker for discussion purposes of a potential collateralized loan with a term similar to the lease term and the Company’s historical borrowing capability in the market. For operating leases, lease expense is recognized on a straight-line basis over the lease term. Lease and non-lease components within a contract are generally accounted for separately.

Long-Lived Asset Impairment Assessments

Long-lived assets, including operating lease assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset group to future net cash flows estimated by the Company to be generated by such assets. If such asset group is considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the asset group exceeds the fair value of the asset group.

Pre-Funded Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. The pre-funded warrants issued in the November 2025 Offering are indexed to the Company’s common stock and meet the criteria to be classified as equity. Proceeds from the issuance of pre-funded warrants are recorded within additional paid-in capital and are not subject to remeasurement. Please refer to Note 12 for further information regarding pre-funded warrants issued by the Company.

Preferred Stock

The Company did not have any outstanding preferred stock as of December 31, 2025 and 2024.

Collaboration Arrangements

The Company assesses whether collaboration agreements are subject to ASC 808, Collaborative Arrangements (“ASC 808”), based on whether they involve joint operating activities involving two or more parties that are active participants in the activity and are exposed to significant risks and rewards dependent on the commercial success of the activities.

A collaborative arrangement within the scope of ASC 808 may be partially (or entirely) within the scope of other guidance (including ASC 606). The Company evaluates the individual units of account (e.g., components) within a collaborative arrangement to assess the appropriate recognition and measurement. The Company accounts for components of a collaborative arrangement that are within the scope of other ASC guidance following the relevant provisions of that guidance rather than the guidance provided in ASC 808.

ASC 808 states that a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer for a distinct good or service (i.e., a unit of account). That is, the Company is required to apply the unit-of-account guidance in ASC 606 to determine the distinct components of a collaborative arrangement. If the counterparty is a customer for that distinct good or service (or bundle of goods and/or services), it is accounted for under ASC 606. For units of account that are in the scope of ASC 606, all of the guidance in ASC 606 applies, including the guidance on recognition, measurement, presentation and disclosure.

The Company accounts for collaborative arrangements or components of collaborative arrangements that are outside the scope of other guidance by analogy to the authoritative accounting literature or, if there is no appropriate analogy, by using a reasonable, rational and consistently applied accounting policy election. When evaluating an appropriate analogy to other accounting guidance or an accounting policy for a collaborative arrangement, the Company assesses the nature of the arrangement, the nature of its business operations and the contractual terms of the arrangement. The Company recognizes the shared costs incurred that are not within the scope of other accounting literature as a component of the related expense in the period incurred by analogy to ASC 730, Research and Development, and records reimbursements from counterparties as an offset to the related research and development costs.

Research and Development Costs, Including Clinical Trial Accruals and Acquired in Process Research and Development

Research costs consist of employee-related costs, contractor expenses, laboratory supplies and facility costs, for research and development of product candidates are expensed as incurred. Development costs, including clinical trial-related expenses, incurred by third parties, such as clinical research organizations (“CROs”), are expensed as the contracted work is performed. Acquired in-process research and development (IPRD) is expensed when there is not an alternative future use for the acquired asset in other research and development projects. Where contingent milestone payments are due to third parties under research and development arrangements, the milestone payment obligations are expensed when the milestone results are probable of being achieved. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs.

Clinical trial expenses are a significant component of research and development expenses, and the Company outsources a significant portion of these costs to third parties. Third-party clinical trial expenses include investigator fees, site and patient costs, CRO costs, and costs for central laboratory testing and data management. The accrual for site and patient costs includes inputs such as estimates of patient enrollment, patient cycles incurred, clinical site activations, and other pass-through costs. These inputs are required to be estimated due to a lag in receiving the actual clinical information from third parties. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected on the balance sheets as a prepaid asset or accrued expenses. These third-party agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. Non-refundable advance clinical payments for goods or services that will be used or rendered for future research and development activities are recorded as a prepaid asset and recognized as expense as the related goods are delivered or the related services are performed. When evaluating the adequacy of the accrued expenses, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made. The historical clinical accrual estimates have not been materially different from the actual costs. As of December 31, 2025, we have recorded accrued clinical trial costs of $0.9 million in Accrued liabilities and other liabilities in the accompanying Balance Sheet.

Restructuring Charges

The Company recognizes restructuring charges related to reorganization plans that have been implemented by management. In connection with these activities, the Company records restructuring charges at fair value for:

●	contractual or other employee termination benefits provided that the obligations result from services already rendered based on rights that vested or accumulate when the payment of benefits becomes probable and the amount can be reasonably estimated;
●	one-time employee termination benefits to the employees provided that management has committed to a plan of termination, the plan identifies the employees and their expected termination dates, the details of termination benefits are complete, and it is unlikely that changes to the plan will be made or the plan will be withdrawn;
●	contract termination costs when the Company cancels a contract in accordance with its terms; and
●	costs to be incurred over the remaining contract term without economic benefit to the Company at the cease-use date.

For one-time employee terminations benefits, the Company recognizes the liability in full on the communication date when future services are not required or amortizes the liability ratably over the service period, if required. The fair value of termination benefits reflects the Company’s estimate of expected utilization of certain Company-funded post-employment benefits.

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses in the accompanying statement of operations and comprehensive loss.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, consultants and directors, including grants of incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards or restricted stock units to employees, consultants and directors of the Company, to be recognized as expense in the statement of operations and comprehensive loss based on their grant date fair values. The Company estimates the fair value of options granted using the Black-Scholes option pricing model (“Black-Scholes”) for stock option grants to both employees and non-employees and the fair value of common stock to determine the fair value of restricted stock.

The Black-Scholes option pricing model requires inputs based on certain objective and subjective assumptions, including (i) the expected stock price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate and (iv) expected dividends. Due to the lack of a public market for the Company’s common stock and lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company, including stage of product development and life science industry focus. The historical volatility is calculated based on a period of time commensurate with expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. For options granted to non-employees, the Company utilizes the simplified method also as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero because the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The Company recognizes forfeitures as they occur as allowed by ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”).

The Company expenses the fair value of its share-based compensation awards on a straight-line basis over the requisite service period, which is generally the vesting period.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities, which relate primarily to the carrying amount of the Company’s its net operating loss carryforwards, are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, the Company concludes that it is more-likely-than-not that the deferred tax assets will not be realized. In evaluating its ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Because of the uncertainty of the realization of deferred tax assets, the Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2025 and 2024.

Reserves are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more-likely-than-not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in the provision of income taxes; however, the Company currently has no interest or penalties related to uncertain income tax benefits.

Comprehensive Income (Loss)

Comprehensive income (loss) is the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income (loss) includes net income (loss) and the change in accumulated other comprehensive income (loss) for the period. Accumulated other comprehensive income (loss) consisted entirely of unrealized gains and losses on available-for-sale marketable securities at December 31, 2025 and 2024.

Net Loss per Share

Basic loss per common share is determined by dividing loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted loss per share is computed by dividing the loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and warrants.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to improve the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The Company adopted the ASU on a prospective basis effective January 1, 2025. See Note 17 to the Financial Statements, Income Taxes.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization and depletion) in commonly presented expense captions (such as cost of sales, SG&A and research and development). The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The Company does not expect ASU No. 2024-03 to have a material impact on its financial statements.

The Company considers the applicability and impact of all ASUs issued by the FASB. All other ASUs issued subsequent to the filing of the Company’s Annual Report were assessed and determined to be either inapplicable or not expected to have a material impact on the Company’s financial position or results of operations.